Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Securities Available for Sale, Weighted Average Yield, Within one year or less	2.03%
Securities Available for Sale, Weighted Average Yield, One through five years	1.36%
Securities Available for Sale, Weighted Average Yield, After five through ten years	2.09%
Securities Available for Sale, Weighted Average Yield, Over ten years	2.19%
Securities Available for Sale, Weighted Average Yield, Totals	2.06%
Securities Available for Sale, Amortized Cost, Within one year or less	$ 17,184
Securities Available for Sale, Amortized Cost, One through five years	231,505
Securities Available for Sale, Amortized Cost, After five through ten years	558,892
Securities Available for Sale, Amortized Cost, Over ten years	1,155,465
Securities Available for Sale, Amortized Cost, Totals	1,963,046
Securities Available for Sale, Estimated Fair Value, Within one year or less	17,355
Securities Available for Sale, Estimated Fair Value, One through five years	230,338
Securities Available for Sale, Estimated Fair Value, After five through ten years	552,993
Securities Available for Sale, Estimated Fair Value, Over ten years	1,136,111
Securities Available for Sale, Estimated Fair Value, Totals	1,936,797
Securities Held to Maturity, Weighted Average Yield, Within one year or less	1.85%
Securities Held to Maturity, Weighted Average Yield, One through five years	3.01%
Securities Held to Maturity, Weighted Average Yield, After five through ten years	2.74%
Securities Held to Maturity, Weighted Average Yield, Over ten years	3.10%
Securities Held to Maturity, Weighted Average Yield, Totals	2.83%
Securities Held to Maturity, Amortized Cost, Within one year or less	24,548
Securities Held to Maturity, Amortized Cost, One through five years	18,026
Securities Held to Maturity, Amortized Cost, After five through ten years	24,692
Securities Held to Maturity, Amortized Cost, Over ten years	86,843
Securities Held to Maturity, Amortized Cost, Totals	154,109	205,062
Securities Held to Maturity, Estimated Fair Value, Within one year or less	24,719
Securities Held to Maturity, Estimated Fair Value, One through five years	18,557
Securities Held to Maturity, Estimated Fair Value, After five through ten years	24,971
Securities Held to Maturity, Estimated Fair Value, Over ten years	84,319
Securities Held to Maturity, Estimated Fair Value, Totals	$ 152,566	$ 211,498